Description of Organization, Business Operations and Basis of Presentation (Details) - CIK0001815805 BROADSTONE ACQUISITION CORP. - USD ($)				5 Months Ended	8 Months Ended	9 Months Ended
	Oct. 14, 2020	Sep. 15, 2020	May 19, 2020	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2021
Subsidiary, Sale of Stock [Line Items]
Offering cost				$ 5,923,016	$ 6,029,077
Deferred underwriting commissions					10,685,605	$ 10,685,605
Per share value of residual assets in trust account						$ 10.00
Minimum net tangible assets upon consummation of business combination					5,000,001
Cash					1,600,000	$ 700,000
Working capital deficit					1,600,000	$ (2,000,000.0)
Condition For Future Business Combination Number Of Businesses Minimum						one
Duration Of Combination Period						24 months
Number of Warrants Issued Per Unit		0.33
Working Capital Loans
Subsidiary, Sale of Stock [Line Items]
Price of warrants (in dollars per share)			$ 1.00
Outstanding balance of related party note					0	$ 0
Sponsor
Subsidiary, Sale of Stock [Line Items]
Proceeds from related party loan					133,000
Contribution from sponsor					$ 25,000
Class A ordinary shares
Subsidiary, Sale of Stock [Line Items]
Common stock, par value					$ 0.0001	$ 0.0001
Class B ordinary shares
Subsidiary, Sale of Stock [Line Items]
Common stock, par value					0.0001	0.0001
Initial Public Offering, the Over-Allotment and the Private Placement
Subsidiary, Sale of Stock [Line Items]
Share price						$ 10.00
Gross proceeds						$ 305,300,000
Percentage of aggregate fair market value of assets						80.00%
Ownership interest to be acquired on post-transaction company						50.00%
Maturity term of U.S. government securities						185 days
IPO
Subsidiary, Sale of Stock [Line Items]
Number of shares issued		30,000,000
Share price		$ 10.00			$ 10.00	$ 10.00
Gross proceeds	$ 5,300,000	$ 300,000,000.0			$ 305,300,000
Offering cost	292,000	16,600,000			$ 16,935,162
Deferred underwriting commissions	$ 186,000	$ 10,500,000
Percentage of aggregate fair market value of assets					80.00%
Ownership interest to be acquired on post-transaction company					50.00%
Per share value of residual assets in trust account					$ 10.00
Minimum net tangible assets upon consummation of business combination					$ 5,000,001	$ 5,000,001
Maximum percentage of shares that can be redeemed without prior consent of the Company					15.00%	15.00%
Percentage of shares of stock the Company is obligated to redeem without consummating a business combination					100.00%	100.00%
Maturity term of U.S. government securities					185 days
Threshold trading days to redeem the shares					10 days	10 days
Interest to pay dissolution expenses					$ 100,000	$ 100,000
IPO | Class A ordinary shares
Subsidiary, Sale of Stock [Line Items]
Share price					$ 10.00
Exercise price of warrants (in dollars per share)					11.50	$ 11.50
Common stock, par value					$ 0.0001	$ 0.0001
Number of Warrants Issued Per Unit					1	0.5
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Number of shares issued		4,500,000			4,500,000	4,500,000
Number of shares agreed to issue	530,301
Gross proceeds	$ 5,300,000
Offering cost	292,000
Deferred underwriting commissions	$ 186,000
Underwriting option period					45 days	45 days
Over-allotment option | Class B ordinary shares
Subsidiary, Sale of Stock [Line Items]
Number of shares agreed to issue	530,301
Private Placement
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance of warrants	$ 106,060	$ 8,000,000.0	$ 8,000,000.0
Number of warrants to purchase the shares issued (in shares)	106,060	8,000,000	8,000,000
Price of warrants (in dollars per share)			$ 1.00
Price of warrants		$ 1.00
Private Placement | Class A ordinary shares
Subsidiary, Sale of Stock [Line Items]
Exercise price of warrants (in dollars per share)		$ 11.50	$ 11.50